Deferred Income	12 Months Ended
Dec. 31, 2021
Deferred Income
Deferred Income

15. Deferred Income

The following table summarizes details of deferred income at December 31, 2021 and December 31, 2020. The nature of the deferred income relating to Eli Lilly and Yarrow is described in Note 17.

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Eli Lilly up-front payment and premium on equity consideration	19,143	—
Yarrow up-front payment and premium on equity consideration	73	—
Foundation for Fighting Blindness grant	561	623
Horizon 2020 grant	25	77
Total deferred income	19,802	700
Current portion	(5,115)	(700)
Total non-current deferred income	14,687	—